UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/17 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (96.8%)

	CONSUMER DISCRETIONARY (7.9%)

	DISTRIBUTION & WHOLESALE (1.0%)
112,000	LKQ Corp. *	$3,278,240

	RETAIL (6.9%)
7,400	AutoZone, Inc. *	5,350,570
20,000	Dollar Tree, Inc. *	1,569,200
16,200	Domino's Pizza, Inc.	2,985,660
22,600	O'Reilly Automotive, Inc. *	6,098,384
80,600	TJX Companies, Inc. (The)	6,373,848
		22,377,662
		25,655,902
	CONSUMER STAPLES (8.8%)

	AGRICULTURE (1.6%)
84,000	Reynolds American, Inc.	5,293,680

	BEVERAGES (0.7%)
42,600	Brown-Forman Corp. Class B	1,967,268
2,500	Coca-Cola Femsa, S.A.B. de C.V. ADR	179,250
		2,146,518
	FOOD (2.6%)
64,000	General Mills, Inc.	3,776,640
120,000	Hormel Foods Corp.	4,155,600
5,000	McCormick & Co., Inc.	487,750
		8,419,990
	HOUSEHOLD PRODUCTS (2.5%)
134,800	Church & Dwight Co., Inc.	6,722,476
10,300	Spectrum Brands Holdings, Inc. (1)	1,431,803
		8,154,279
	RETAIL (1.4%)
26,000	Costco Wholesale Corp.	4,359,940
		28,374,407
	FINANCIALS (5.2%)
	BANKS (1.8%)
75,500	HDFC Bank Ltd. ADR	5,679,110

	INSURANCE (2.5%)
3,000	Alleghany Corp. *	1,843,980
45,000	Arch Capital Group, Ltd. *	4,264,650
14,000	Chubb, Ltd.	1,907,500
1,000	RenaissanceRe Holdings, Ltd.	144,650
		8,160,780

Shares		Value
	REITS (0.9%)
23,200	Equity Lifestyle Properties, Inc. REIT	$1,787,792
4,953	Essex Property Trust, Inc. REIT	1,146,768
		2,934,560
		16,774,450
	HEALTH CARE (15.8%)

	BIOTECHNOLOGY (2.5%)
33,800	Alexion Pharmaceuticals, Inc. *	4,097,912
23,000	Illumina, Inc. *	3,924,720
		8,022,632

	ELECTRONICS (2.6%)
17,700	Mettler-Toledo International, Inc. *	8,476,707

	HEALTH CARE PRODUCTS (8.5%)
22,600	C.R. Bard, Inc.	5,617,004
61,000	Danaher Corp.	5,217,330
16,000	DENTSPLY SIRONA, Inc.	999,040
38,800	Henry Schein, Inc. *	6,594,836
57,400	IDEXX Laboratories, Inc. *	8,874,614
		27,302,824
	HEALTH CARE SERVICES (0.6%)
15,600	Universal Health Services, Inc. Class B	1,941,420

	PHARMACEUTICALS (0.9%)
18,000	Express Scripts Holding Co. *	1,186,380
54,000	Novo Nordisk A/S ADR	1,851,120
		3,037,500
	SOFTWARE (0.7%)
40,000	Cerner Corp. *	2,354,000
		51,135,083
	INDUSTRIALS (32.4%)
	AEROSPACE & DEFENSE (6.0%)
20,000	General Dynamics Corp.	3,744,000
30,762	HEICO Corp.	2,682,447
15,800	Northrop Grumman Corp.	3,757,872
50,200	Teledyne Technologies, Inc. *	6,348,292
13,300	TransDigm Group, Inc. (1)	2,928,128
		19,460,739
	BUILDING MATERIALS (0.5%)
26,600	Fortune Brands Home & Security, Inc.	1,618,610

	COMMERCIAL SERVICES (3.2%)
14,800	Equifax, Inc.	2,023,752
66,152	IHS Markit, Ltd. *	2,775,076
146,900	Rollins, Inc.	5,454,397
		10,253,225

1

March 31, 2017

Shares		Value
	ELECTRICAL EQUIPMENT (4.0%)
25,300	Acuity Brands, Inc.	$5,161,200
103,750	AMETEK, Inc.	5,610,800
26,000	EnerSys	2,052,440
		12,824,440
	ENVIRONMENTAL CONTROL (4.9%)
38,500	Republic Services, Inc.	2,418,185
37,600	Stericycle, Inc. *	3,116,664
115,800	Waste Connections, Inc.	10,215,876
		15,750,725
	HAND & MACHINE TOOLS (1.8%)
11,119	Lincoln Electric Holdings, Inc.	965,796
28,500	Snap-on, Inc.	4,807,095
		5,772,891
	HOUSEWARES (3.1%)
158,600	Toro Co. (The)	9,906,156

	MACHINERY DIVERSIFIED (4.0%)
31,850	IDEX Corp.	2,978,294
8,000	Middleby Corp. (The) *	1,091,600
39,000	Roper Technologies, Inc.	8,053,110
9,700	Wabtec Corp. (1)	756,600
		12,879,604
	MISCELLANEOUS MANUFACTURERS (1.2%)
18,600	AO Smith Corp.	951,576
23,900	AZZ, Inc.	1,422,050
16,000	Carlisle Companies, Inc.	1,702,560
		4,076,186
	TRANSPORTATION (3.7%)
62,800	Canadian National Railway Co.	4,642,804
33,000	J.B. Hunt Transport Services, Inc.	3,027,420
40,000	Union Pacific Corp.	4,236,800
4,000	XPO Logistics, Inc. *	191,560
		12,098,584
		104,641,160
	INFORMATION TECHNOLOGY (16.4%)

	CHEMICALS (0.1%)
7,500	Versum Materials, Inc. *	229,500

	COMMERCIAL SERVICES (0.9%)
27,600	WEX, Inc. *	2,856,600

	COMPUTERS (1.7%)
44,000	Accenture PLC Class A	5,274,720
3,000	Check Point Software Technologies, Ltd. *	307,980
		5,582,700
	DIVERSIFIED FINANCIAL (2.0%)
58,000	MasterCard, Inc. Class A	6,523,260

Shares		Value
	ELECTRONICS (1.8%)
78,400	Amphenol Corp. Class A	$5,579,728
7,000	Trimble, Inc. *	224,070
		5,803,798
	SEMICONDUCTORS (0.1%)
2,000	Skyworks Solutions, Inc.	195,960

	SOFTWARE (9.7%)
61,600	ANSYS, Inc. *	6,583,192
68,400	Fiserv, Inc. *	7,887,204
28,400	Intuit, Inc.	3,294,116
75,000	Salesforce.com, Inc. *	6,186,750
8,000	ServiceNow, Inc. *	699,760
3,000	Tyler Technologies, Inc. *	463,680
32,500	Ultimate Software Group, Inc. (The) *	6,344,325
		31,459,027
	TELECOMMUNICATIONS (0.1%)
2,800	Arista Networks, Inc. *	370,356
		53,021,201
	MATERIALS (8.0%)
	CHEMICALS (3.1%)
15,000	Air Products & Chemicals, Inc.	2,029,350
40,000	FMC Corp.	2,783,600
600	NewMarket Corp.	271,938
43,200	Valspar Corp. (The)	4,792,608
		9,877,496
	COMMERCIAL SERVICES (1.9%)
48,400	Ecolab, Inc.	6,066,456

	HOUSEWARES (0.6%)
20,200	Scotts Miracle-Gro Co. (The)	1,886,478

	MISCELLANEOUS MANUFACTURERS (0.6%)
27,400	AptarGroup, Inc.	2,109,526

	PACKAGING & CONTAINERS (1.8%)
49,400	Ball Corp.	3,668,444
42,000	Crown Holdings, Inc. *	2,223,900
		5,892,344
		25,832,300
	REAL ESTATE (1.4%)
	REITS (1.4%)
36,000	American Tower Corp. REIT	4,375,440

	TELECOMMUNICATION SERVICES (0.9%)
	REITS (0.9%)
25,300	SBA Communications Corp. REIT *	3,045,361

	TOTAL COMMON STOCKS (Cost $140,509,087) (96.8%)	312,855,304

2

Schedule of Investments (unaudited) (continued)

Shares		Value
SHORT-TERM INVESTMENTS (4.3%)

	MONEY MARKET FUNDS (4.3%)
9,926,753	State Street Institutional Liquid Reserves Fund	$9,927,745
3,824,900	State Street Securities Lending Government Money Market Portfolio (2)	3,824,900

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,752,718) (4.3%)	13,752,645

	TOTAL INVESTMENT SECURITIES (101.1%) (Cost $154,261,805)	$326,607,949

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.1%)		(3,420,869)

NET ASSETS (3) (100%)		$323,187,080

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2017, the market value of the securities on loan was $3,747,139.
(2)	Securities with an aggregate market value of $3,747,139 were out on loan in exchange for $3,824,900 of cash collateral as of March 31, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $154,261,805, aggregate gross unrealized appreciation was $173,496,525, aggregate gross unrealized depreciation was $1,150,381 and the net unrealized appreciation was $172,346,144.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$312,855,304	$—	$—	$312,855,304
Short-Term Investments	13,752,645	—	—	13,752,645
Total Investments in Securities	$326,607,949	$—	$—	$326,607,949

*	See Schedule of Investments for further classification.

See Notes to Financial Statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2017